Contracts in progress	6 Months Ended
Jun. 30, 2014
Contracts in progress [Abstract]
Contracts in progress

Note 6 - Contracts in progress

Contracts in progress consisted of the following at June 30, 2014:

Costs incurred on uncompleted contracts	$794,665
Estimated earnings	689,050
1,483,715
Less billings to date	(815,154)
$668,561

Included in the accompanying balance sheet under the following captions:
Costs and estimates in excess of billings on uncompleted contracts	$668,561
Billings in excess of costs and estimated earnings on uncompleted contracts	-
$668,561